Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-Term Debt
Long-Term Debt

7.              Long-Term Debt

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities as of September 30, 2014 and December 31, 2013:

	As of
	September 30, 2014		December 31, 2013
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
6 5/8% Senior Notes due 2014 (1)	$900,000	$900,000	$1,000,000	$1,040,200
7 3/4% Senior Notes due 2015 (2)	650,001	673,564	750,000	813,750
7 1/8% Senior Notes due 2016	1,500,000	1,591,875	1,500,000	1,657,500
4 5/8% Senior Notes due 2017	900,000	918,099	900,000	946,962
4 1/4% Senior Notes due 2018	1,200,000	1,207,200	1,200,000	1,221,792
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,603,000
5 1/8% Senior Notes due 2020	1,100,000	1,127,500	1,100,000	1,104,950
6 3/4% Senior Notes due 2021	2,000,000	2,146,260	2,000,000	2,122,500
5 7/8% Senior Notes due 2022	2,000,000	2,040,000	2,000,000	1,997,500
5 % Senior Notes due 2023	1,500,000	1,447,500	1,500,000	1,458,090
Mortgages and other notes payable (3)	14,892	14,892	59,313	59,313
Subtotal	13,164,893	$13,655,890	13,409,313	$14,025,557
Unamortized discounts, net	(16,142)		(19,198)
Capital lease obligations (4)	201,867	NA	219,902	NA
Total long-term debt and capital lease obligations (including current portion)	$13,350,618		$13,610,017

(1)     During the nine months ended September 30, 2014, we repurchased $100 million of our 6 5/8% Senior Notes due 2014 in open market trades.  The remaining balance of $900 million was redeemed on October 1, 2014 and is included in “Current portion of long-term debt and capital lease obligations” on our Condensed Consolidated Balance Sheets as of September 30, 2014.

(2)     During the nine months ended September 30, 2014, we repurchased $100 million of our 7 3/4% Senior Notes due 2015 in open market trades.  The remaining balance of $650 million matures on May 31, 2015 and is included in “Current portion of long-term debt and capital lease obligations” on our Condensed Consolidated Balance Sheets as of September 30, 2014.

(3)     On February 20, 2014, we entered into the Satellite and Tracking Stock Transaction, which resulted in a decrease in “Mortgages and other notes payable” of $44 million related to the in-orbit incentive obligations associated with the Transferred Satellites.  See Note 4 and Note 10 for further discussion.

(4)     Disclosure regarding fair value of capital leases is not required.

We estimated the fair value of our publicly traded long-term debt using market prices in less active markets (Level 2).

7.     Long-Term Debt

7% Senior Notes due 2013

During September 2013, we repurchased $49 million of our 7% Senior Notes due 2013 in open market transactions.  On October 1, 2013, we redeemed the remaining $451 million principal balance of our 7% Senior Notes due 2013.

6 5/8% Senior Notes due 2014

The 6 5/8% Senior Notes mature October 1, 2014.  Interest accrues at an annual rate of 6 5/8% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 6 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of their principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 6 5/8% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional indebtedness or enter into sale and leaseback transactions;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 3/4% Senior Notes due 2015

The 7 3/4% Senior Notes mature May 31, 2015.  Interest accrues at an annual rate of 7 3/4% and is payable semi-annually in cash, in arrears on May 31 and November 30 of each year.

The 7 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 3/4% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 1/8% Senior Notes due 2016

The 7 1/8% Senior Notes mature February 1, 2016.  Interest accrues at an annual rate of 7 1/8% and is payable semi-annually in cash, in arrears on February 1 and August 1 of each year.

The 7 1/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 1/8% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 1/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 1/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

5% Senior Notes due 2017

On May 28, 2013, we issued $1.25 billion aggregate principal amount of our four-year, 5% Senior Notes due May 15, 2017 at an issue price of 100%.  The net proceeds from the 5% Senior Notes due 2017 were placed into escrow to finance a portion of the cash consideration for DISH Network’s proposed merger with Sprint Corporation (“Sprint”).  On June 21, 2013, DISH Network abandoned its efforts to acquire Sprint and, on June 24, 2013, we redeemed all of the 5% Senior Notes due 2017 at a redemption price equal to 100% of the aggregate principal amount of the 5% Senior Notes due 2017, plus accrued and unpaid interest.

During the second quarter 2013, we recorded $7 million in interest expense and deferred financing costs related to the issuance and redemption of our 5% Senior Notes due 2017 as “Interest expense, net of amounts capitalized” on our Consolidated Statements of Operations and Comprehensive Income (Loss).

4 5/8% Senior Notes due 2017

On May 16, 2012, we issued $900 million aggregate principal amount of our five-year, 4 5/8% Senior Notes due July 15, 2017 at an issue price of 100.0%.  Interest accrues at an annual rate of 4 5/8% and is payable semi-annually in cash, in arrears on January 15 and July 15 of each year.

The 4 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to July 15, 2015, we may also redeem up to 35.0% of each of the 4 5/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 4 5/8% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 4 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 4 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

4 1/4% Senior Notes due 2018

On April 5, 2013, we issued $1.2 billion aggregate principal amount of our five-year, 4 1/4% Senior Notes due April 1, 2018 at an issue price of 100%.  Interest accrues at an annual rate of 4 1/4% and is payable semi-annually in cash in arrears on April 1 and October 1 of each year.

The 4 1/4% Senior Notes due 2018 are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to April 1, 2016, we may also redeem up to 35.0% of the 4 1/4% Senior Notes due 2018 at a specified premium with the net cash proceeds from certain equity offerings or capital contributions.

The 4 1/4% Senior Notes due 2018 are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to DISH DBS’ and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 4 1/4% Senior Notes due 2018 contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 4 1/4% Senior Notes due 2018 at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 7/8% Senior Notes due 2019

The 7 7/8% Senior Notes mature September 1, 2019.  Interest accrues at an annual rate of 7 7/8% and is payable semi-annually in cash, in arrears on March 1 and September 1 of each year.

The 7 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 7/8% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to DISH DBS’ and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The Indenture related to the 7 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

5 1/8% Senior Notes due 2020

On April 5, 2013, we issued $1.1 billion aggregate principal amount of our seven-year, 5 1/8% Senior Notes due May 1, 2020 at an issue price of 100%.  Interest accrues at an annual rate of 5 1/8% and is payable semi-annually in cash in arrears on May 1 and November 1 of each year.

The 5 1/8% Senior Notes due 2020 are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to May 1, 2016, we may also redeem up to 35.0% of the 5 1/8% Senior Notes due 2020 at a specified premium with the net cash proceeds from certain equity offerings or capital contributions.

The 5 1/8% Senior Notes due 2020 are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to DISH DBS’ and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 5 1/8% Senior Notes due 2020 contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 5 1/8% Senior Notes due 2020 at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 3/4% Senior Notes due 2021

On May 5, 2011, we issued $2.0 billion aggregate principal amount of our ten-year, 6 3/4% Senior Notes due June 1, 2021 at an issue price of 99.093%.  Interest accrues at an annual rate of 6 3/4% and is payable semi-annually in cash, in arrears on June 1 and December 1 of each year.

The 6 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to June 1, 2014, we may also redeem up to 35% of each of the 6 3/4% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 6 3/4% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to DISH DBS’ and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

5 7/8% Senior Notes due 2022

On May 16, 2012, we issued $1.0 billion aggregate principal amount of our ten-year, 5 7/8% Senior Notes due July 15, 2022 at an issue price of 100.0%.  Interest accrues at an annual rate of 5 7/8% and is payable semi-annually in cash, in arrears on January 15 and July 15 of each year.

On July 26, 2012, we issued an additional $1.0 billion aggregate principal amount of our ten-year, 5 7/8% Senior Notes due July 15, 2022 at an issue price of 100.75% plus accrued interest from May 16, 2012.  These notes were issued as additional notes under the related indenture, pursuant to which we issued on May 16, 2012 $1.0 billion in aggregate principal amount of our 5 7/8% Senior Notes due 2022 discussed above.  These notes and the notes previously issued under the related indenture will be treated as a single class of debt securities under the related indenture.

The 5 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to July 15, 2015, we may also redeem up to 35.0% of each of the 5 7/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 5 7/8% Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to DISH DBS’ and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 5 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 5 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 1/4% Senior Notes due 2023

On May 28, 2013, we issued $1.35 billion aggregate principal amount of our ten-year, 6 1/4% Senior Notes due May 15, 2023 at an issue price of 100%.  The net proceeds from the 6 1/4% Senior Notes due 2023 were placed into escrow to finance a portion of the cash consideration for DISH Network’s proposed merger with Sprint.  On June 21, 2013, DISH Network abandoned its efforts to acquire Sprint and, on June 24, 2013, we redeemed all of the 6 1/4% Senior Notes due 2023 at a redemption price equal to 101% of the aggregate principal amount of the 6 1/4% Senior Notes due 2023, plus accrued and unpaid interest.

During the second quarter 2013, we recorded $23 million in premiums, interest expense and deferred financing costs related to the issuance and redemption of our 6 1/4% Senior Notes due 2023 as “Interest expense, net of amounts capitalized” on our Consolidated Statements of Operations and Comprehensive Income (Loss).

5 % Senior Notes due 2023

On December 27, 2012, we issued $1.5 billion aggregate principal amount of our 5 % Senior Notes due March 15, 2023 at an issue price of 100.0%.  Interest accrues at an annual rate of 5 % and is payable semi-annually in cash, in arrears on March 15 and September 15 of each year.

The 5 % Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to March 15, 2016, we may also redeem up to 35.0% of each of the 5 % Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 5 % Senior Notes are:

•                 general unsecured senior obligations of DISH DBS;

•                 ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

•                 ranked effectively junior to DISH DBS’ and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 5 % Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

•                 incur additional debt;

•                 pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

•                 make certain investments;

•                 create liens or enter into sale and leaseback transactions;

•                 enter into transactions with affiliates;

•                 merge or consolidate with another company; and

•                 transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 5 % Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Interest on Long-Term Debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
4 5/8% Senior Notes due 2017	January 15 and July 15	$41,625
4 1/4% Senior Notes due 2018	April 1 and October 1	$51,000
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
5 1/8% Senior Notes due 2020	May 1 and November 1	$56,375
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000
5 7/8% Senior Notes due 2022	January 15 and July 15	$117,500
5% Senior Notes due 2023	March 15 and September 15	$75,000

Our ability to meet our debt service requirements will depend on, among other factors, the successful execution of our business strategy, which is subject to uncertainties and contingencies beyond our control.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities as of December 31, 2013 and 2012:

	As of December 31,
	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013 (1)	—	—	500,000	521,875
6 5/8% Senior Notes due 2014 (2)	1,000,000	1,040,200	1,000,000	1,078,500
7 3/4% Senior Notes due 2015	750,000	813,750	750,000	844,725
7 1/8% Senior Notes due 2016	1,500,000	1,657,500	1,500,000	1,683,750
4 5/8% Senior Notes due 2017	900,000	946,962	900,000	940,500
4 1/4% Senior Notes due 2018	1,200,000	1,221,792	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,603,000	1,400,000	1,669,500
5 1/8% Senior Notes due 2020	1,100,000	1,104,950	—	—
6 3/4% Senior Notes due 2021	2,000,000	2,122,500	2,000,000	2,280,000
5 7/8% Senior Notes due 2022	2,000,000	1,997,500	2,000,000	2,150,000
5 % Senior Notes due 2023	1,500,000	1,458,090	1,500,000	1,548,750
Mortgages and other notes payable	59,313	59,313	65,427	65,427
Subtotal	13,409,313	$14,025,557	11,615,427	$12,783,027
Capital lease obligations (3)	219,902	NA	248,304	NA
Total long-term debt and capital
lease obligations (including current portion)	$13,629,215		$11,863,731

(1)         During September 2013, we repurchased $49 million of our 7% Senior Notes due 2013 in open market transactions.  On October 1, 2013, we redeemed the remaining $451 million principal balance of our 7% Senior Notes due 2013.

(2)         Our 6 5/8% Senior Notes with an aggregate principal balance of $1.0 billion mature on October 1, 2014 and have been reclassified to “Current portion of long-term debt and capital lease obligations” on our Consolidated Balance Sheets as of December 31, 2013.

(3)         Disclosure regarding fair value of capital leases is not required.

Other Long-Term Debt and Capital Lease Obligations

Other long-term debt and capital lease obligations consisted of the following:

	As of December 31,
	2013	2012
	(In thousands)
Satellites and other capital lease obligations	$219,902	$248,304
Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates ranging from approximately 6% to 13%	59,313	65,427
Total	279,215	313,731
Less current portion	(32,607)	(34,787)
Other long-term debt and capital lease obligations, net of current portion	$246,608	$278,944

Capital Lease Obligations

Anik F3.  Anik F3, an FSS satellite, was launched and commenced commercial operation during April 2007.  This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement.  We have leased 100% of the Ku-band capacity on Anik F3 for a period of 15 years.

Ciel II.  Ciel II, a Canadian DBS satellite, was launched in December 2008 and commenced commercial operation during February 2009.  This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement.  We have leased 100% of the capacity on Ciel II for an initial 10 year term.

As of December 31, 2013 and 2012, we had $500 million capitalized for the estimated fair value of satellites acquired under capital leases included in “Property and equipment, net,” with related accumulated depreciation of $236 million and $194 million, respectively.  In our Consolidated Statements of Operations and Comprehensive Income (Loss), we recognized $43 million, $43 million and $43 million in depreciation expense on satellites acquired under capital lease agreements during the years ended December 31, 2013, 2012 and 2011, respectively.

Future minimum lease payments under the capital lease obligations, together with the present value of the net minimum lease payments as of December 31, 2013 are as follows (in thousands):

For the Years Ended December 31,
2014	$77,944
2015	76,007
2016	76,007
2017	76,007
2018	75,982
Thereafter	162,331
Total minimum lease payments	544,278
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(254,832)
Net minimum lease payments	289,446
Less: Amount representing interest	(69,544)
Present value of net minimum lease payments	219,902
Less: Current portion	(26,829)
Long-term portion of capital lease obligations	$193,073

The summary of future maturities of our outstanding long-term debt as of December 31, 2013 is included in the commitments table in Note 11.  In addition, see Note 16 for further discussion of our Subsequent Events.